Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 6,286	£ 6,172	£ 5,896
Remeasurement through income statement	83	1,251	961
Cash payments: operating cash flows	(780)	(984)	(594)
Cash payments: investing activities	(113)	(153)	(91)
Other movements	3
Ending balance	5,479	6,286	6,172
Shionogi ViiV healthcare joint venture [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	5,937	5,542	5,304
Remeasurement through income statement	31	1,188	909
Cash payments: operating cash flows	(767)	(703)	(587)
Cash payments: investing activities	(98)	(90)	(84)
Ending balance	5,103	5,937	5,542
Novartis [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	296	584	545
Remeasurement through income statement	67	56	53
Cash payments: operating cash flows	(13)	(281)	(7)
Cash payments: investing activities	(11)	(63)	(7)
Ending balance	339	296	584
Other [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	53	46	47
Remeasurement through income statement	(15)	7	(1)
Cash payments: investing activities	(4)
Other movements	3
Ending balance	£ 37	£ 53	£ 46